Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Deferred tax assets:
Inventory reserve			$ 13,101
Bad debt expense	$ 40,550	70,929
Lease liabilities, net of ROU	524,149	441,997
NOL	730,181	583,490	872,592
Valuation allowance	(1,283,162)	(1,085,551)	(885,693)
Deferred tax assets, net		10,865
Deferred tax liability:
Trademark acquired at acquisition of Maison Monterey Park	50,367	51,273
Deferred tax liability, net of deferred tax assets	$ 38,648	$ 40,408